UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3430

Oppenheimer Limited-Term Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 5/30/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS        May 30, 2014*    Unaudited

	Principal Amount	Value
Asset-Backed Securities—16.2%
Auto Loan—13.5%
Ally Master Owner Trust, Series 2012-3, Cl. D, 2.501%, 6/15/17[1,2]	$2,295,000	$2,316,111
American Credit Acceptance Receivables Trust:
Series 2012-3, Cl. C, 2.78%, 9/17/18[1]	955,000	963,865
Series 2014-1, Cl. B, 2.39%, 11/12/19[1]	2,765,000	2,782,728
Series 2014-2, Cl. A, 0.99%, 10/10/17[1]	2,327,211	2,327,665
Series 2014-2, Cl. B, 2.26%, 3/10/20[1]	740,000	741,379
AmeriCredit Automobile Receivables Trust:
Series 2012-2, Cl. D, 3.38%, 4/9/18	2,980,000	3,103,828
Series 2012-3, Cl. E, 4.46%, 11/8/19[1]	1,305,000	1,386,823
Series 2012-4, Cl. D, 2.68%, 10/9/18	950,000	977,724
Series 2013-1, Cl. D, 2.09%, 2/8/19	445,000	448,465
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	1,845,000	1,887,293
Series 2013-4, Cl. C, 2.72%, 9/9/19	1,500,000	1,540,940
Series 2013-5, Cl. B, 1.52%, 1/8/19	1,000,000	1,000,577
Series 2013-5, Cl. C, 2.29%, 11/8/19	4,000,000	4,052,340
California Republic Auto Receivables Trust, Series 2013-2, Cl. C, 3.32%, 8/17/20	1,230,000	1,237,077
Capital Auto Receivables Asset Trust:
Series 2013-1, Cl. D, 2.19%, 9/20/21	1,085,000	1,090,355
Series 2013-4, Cl. D, 3.22%, 5/20/19	560,000	574,708
Series 2014-1, Cl. D, 3.39%, 7/22/19	615,000	633,763
Carfinance Capital Auto Trust:
Series 2013-2A, Cl. B, 3.15%, 8/15/19[1]	2,815,000	2,860,258
Series 2014-1A, Cl. A, 1.46%, 12/17/18[1]	772,883	773,414
CarMax Auto Owner Trust, Series 2014-2, Cl. D, 2.58%, 11/16/20	1,570,000	1,579,194
CPS Auto Receivables Trust:
Series 2012-C, Cl. A, 1.82%, 12/16/19[1]	516,255	520,571
Series 2014-A, Cl. A, 1.21%, 8/15/18[1]	2,565,807	2,563,489
Credit Acceptance Auto Loan Trust:
Series 2012-2A, Cl. B, 2.21%, 9/15/20[1]	1,930,000	1,958,054
Series 2013-1A, Cl. B, 1.83%, 4/15/21[1]	350,000	353,647
Series 2014-1A, Cl. B, 2.29%, 4/15/22[1]	1,085,000	1,096,867
DT Auto Owner Trust:
Series 2012-2A, Cl. D, 4.35%, 3/15/19[1]	2,305,000	2,355,137
Series 2013-1A, Cl. D, 3.74%, 5/15/20[1]	965,000	985,483
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	2,285,000	2,356,413
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	1,900,000	1,930,598
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	2,810,000	2,821,539
Exeter Automobile Receivables Trust:
Series 2012-2A, Cl. C, 3.06%, 7/16/18[1]	3,870,000	3,950,403
Series 2013-2A, Cl. B, 3.09%, 7/16/18[1]	400,000	410,863
Series 2013-2A, Cl. C, 4.35%, 1/15/19[1]	2,165,000	2,248,582
Series 2014-1A, Cl. B, 2.42%, 1/15/19[1]	1,225,000	1,237,377
Series 2014-1A, Cl. C, 3.57%, 7/15/19[1]	1,225,000	1,254,644
Series 2014-2A, Cl. A, 1.06%, 8/15/18[1]	630,000	630,145
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	625,000	625,982
First Investors Auto Owner Trust:
Series 2012-1A, Cl. C, 3.54%, 11/15/17[1]	815,000	835,060
Series 2012-1A, Cl. D, 5.65%, 4/15/18[1]	810,000	849,371
Series 2013-3A, Cl. C, 2.91%, 1/15/20[1]	1,380,000	1,408,732
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	900,000	926,321

1    Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
First Investors Auto Owner Trust: (Continued)
Series 2014-1A, Cl. C, 2.74%, 4/15/20[1]	$3,000,000	$3,032,197
Series 2014-1A, Cl. D, 3.28%, 4/15/21[1]	1,225,000	1,238,658
Flagship Credit Auto Trust, Series 2014-1, Cl. A, 1.21%, 4/15/19[1]	1,194,120	1,194,792
Navistar Financial Dealer Note Master Trust, Series 2013-2, Cl. D, 2.40%, 9/25/18[1,2]	2,055,000	2,058,483
Santander Drive Auto Receivables Trust:
Series 2012-3, Cl. D, 3.64%, 5/15/18	3,305,000	3,462,804
Series 2012-4, Cl. D, 3.50%, 6/15/18	1,540,000	1,605,193
Series 2012-5, Cl. D, 3.30%, 9/17/18	1,480,000	1,542,695
Series 2012-6, Cl. D, 2.52%, 9/17/18	965,000	988,357
Series 2012-AA, Cl. D, 2.46%, 12/17/18[1]	3,500,000	3,541,806
Series 2013-1, Cl. D, 2.27%, 1/15/19	3,830,000	3,878,532
Series 2013-2, Cl. C, 1.95%, 3/15/19	3,900,000	3,953,114
Series 2013-2, Cl. D, 2.57%, 3/15/19	4,110,000	4,201,355
Series 2013-3, Cl. C, 1.81%, 4/15/19	4,000,000	4,029,542
Series 2013-3, Cl. D, 2.42%, 4/15/19	3,465,000	3,513,817
Series 2013-4, Cl. C, 3.25%, 1/15/20	3,000,000	3,132,333
Series 2013-5, Cl. D, 2.73%, 10/15/19	1,750,000	1,783,951
Series 2014-1, Cl. D, 2.91%, 4/15/20	985,000	1,006,715
SNAAC Auto Receivables Trust:
Series 2012-1A, Cl. C, 4.38%, 6/15/17[1]	60,000	61,104
Series 2013-1A, Cl. C, 3.07%, 8/15/18[1]	830,000	845,640
Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	750,000	754,468
United Auto Credit Securitization Trust:
Series 2012-1, Cl. C, 2.52%, 3/15/16[1]	1,040,000	1,046,542
Series 2013-1, Cl. B, 1.74%, 4/15/16[1]	1,285,000	1,291,038
Series 2013-1, Cl. C, 2.22%, 12/15/17[1]	1,035,000	1,042,795
Series 2013-1, Cl. D, 2.90%, 12/15/17[1]	145,000	146,180
Westlake Automobile Receivables Trust, Series 2014-1A, Cl. D, 2.20%, 2/15/21[1]	860,000	860,421

		113,810,317

Credit Card—1.2%
Capital One Multi-Asset Execution Trust:
Series 2006-A11, Cl. A11, 0.241%, 6/17/19[2]	3,395,000	3,384,596
Series 2006-A3, Cl. A3, 5.05%, 12/17/18	1,865,000	2,006,023
Citibank Credit Card Issuance Trust:
Series 2013-A11, Cl. A11, 0.392%, 2/7/18[2]	1,055,000	1,056,117
Series 2013-A6, Cl. A6, 1.32%, 9/7/18	3,445,000	3,483,804

		9,930,540

Equipment—0.1%
Structured Asset Securities Corp., Interest-Only Stripped Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 9.165%, 2/25/32[3]	5,761,024	591,036
Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1, 2.863%, 4/15/44[1]	535,000	540,378

		1,131,414

Home Equity Loan—1.1%
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	1,674,005	1,676,312
New Residential Advance Receivables Trust Advance Receivables Backed:
Series 2014-T1, Cl. A1, 1.274%, 3/15/45[1]	2,165,000	2,165,896

2    Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Home Equity Loan (Continued)
New Residential Advance Receivables Trust Advance Receivables Backed: (Continued)
Series 2014-T1, Cl. B1, 1.671%, 3/15/45[1]	$1,860,000	$1,861,140
TAL Advantage LLC:
Series 2014-1A, Cl. A, 3.51%, 2/22/39[1]	3,022,500	3,080,863
Series 2014-2A, Cl. A1, 1.70%, 5/20/39[1]	735,000	736,470

		9,520,681

Receivables: Other—0.3%
HLSS Servicer Advance Receivables Trust, Series 2014-T1, Cl. AT1, 1.244%, 1/17/45[1]	2,000,000	2,003,200

Total Asset-Backed Securities (Cost $134,861,452)		136,396,152

Mortgage-Backed Obligations—38.6%
Government Agency—23.4%
FHLMC/FNMA/FHLB/Sponsored—22.6%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	43,638	46,379
5.00%, 7/1/33-6/1/34	1,124,504	1,249,899
5.50%, 9/1/39	3,754,267	4,218,057
6.00%, 1/1/22-7/1/24	1,242,246	1,392,035
6.50%, 4/1/18-4/1/34	767,495	845,476
7.00%, 8/1/16-3/1/35	2,731,668	3,160,414
7.50%, 1/1/32-2/1/32	1,669,974	2,006,561
8.00%, 4/1/16	86,278	88,801
9.00%, 8/1/22-5/1/25	53,829	59,212
11.50%, 6/1/20-11/17/20	6,659	6,704
12.50%, 7/1/19	567	571
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 8.827%, 2/1/28[3]	100,838	20,888
Series 205, Cl. IO, 14.075%, 9/1/29[3]	709,872	164,665
Series 206, Cl. IO, 0.00%, 12/1/29[3,4]	224,732	55,012
Series 243, Cl. 6, 0.00%, 12/15/32[3,4]	278,872	55,351
Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	2,770,401	2,802,018
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	18,502	20,503
Series 1644, Cl. S, 2.151%, 12/15/23[2]	3,157,868	3,268,122
Series 2043, Cl. ZP, 6.50%, 4/15/28	1,609,453	1,821,101
Series 2116, Cl. ZA, 6.00%, 1/15/29	928,990	1,032,437
Series 2148, Cl. ZA, 6.00%, 4/15/29	1,451,633	1,611,424
Series 2220, Cl. PD, 8.00%, 3/15/30	117,959	137,575
Series 2326, Cl. ZP, 6.50%, 6/15/31	169,151	191,308
Series 2344, Cl. FP, 1.101%, 8/15/31[2]	246,514	253,088
Series 2368, Cl. PR, 6.50%, 10/15/31	689,573	780,452
Series 2427, Cl. ZM, 6.50%, 3/15/32	625,105	708,642
Series 2451, Cl. FD, 1.151%, 3/15/32[2]	164,911	169,633
Series 2461, Cl. PZ, 6.50%, 6/15/32	388,253	438,638
Series 2464, Cl. FI, 1.151%, 2/15/32[2]	155,636	159,913
Series 2465, Cl. PG, 6.50%, 6/15/32	533,258	597,554
Series 2470, Cl. LF, 1.151%, 2/15/32[2]	156,093	160,384
Series 2471, Cl. FD, 1.151%, 3/15/32[2]	237,030	243,599
Series 2500, Cl. FD, 0.651%, 3/15/32[2]	316,234	319,657

3    Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2517, Cl. GF, 1.151%, 2/15/32[2]	$123,705	$127,105
Series 2526, Cl. FE, 0.551%, 6/15/29[2]	368,279	370,985
Series 2530, Cl. FD, 0.651%, 2/15/32[2]	321,182	324,280
Series 2538, Cl. F, 0.751%, 12/15/32[2]	320,846	324,650
Series 2551, Cl. FD, 0.551%, 1/15/33[2]	233,667	235,121
Series 2551, Cl. LF, 0.651%, 1/15/33[2]	17,337	17,441
Series 2630, Cl. MB, 4.50%, 6/15/18	505,000	534,740
Series 2668, Cl. AZ, 4.00%, 9/15/18	263,761	276,157
Series 3015, Cl. GM, 5.00%, 8/15/35	8,419,372	9,185,704
Series 3465, Cl. HA, 4.00%, 7/15/17	100,403	102,157
Series 3617, Cl. DC, 4.00%, 7/15/27	614,423	621,197
Series 3822, Cl. JA, 5.00%, 6/15/40	1,069,034	1,143,801
Series 3848, Cl. WL, 4.00%, 4/15/40	1,428,111	1,481,782
Series 3917, Cl. BA, 4.00%, 6/15/38	1,242,764	1,304,751
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 52.757%, 7/17/28[3]	154,055	32,487
Series 2079, Cl. S, 32.659%, 7/17/28[3]	285,545	61,344
Series 2122, Cl. S, 35.866%, 2/15/29[3]	831,976	187,223
Series 2304, Cl. SK, 44.674%, 6/15/29[3]	839,779	197,429
Series 2493, Cl. S, 48.306%, 9/15/29[3]	210,036	48,530
Series 2526, Cl. SE, 33.552%, 6/15/29[3]	326,628	73,084
Series 2795, Cl. SH, 11.516%, 3/15/24[3]	2,496,632	376,795
Series 2920, Cl. S, 55.094%, 1/15/35[3]	1,949,078	353,794
Series 2922, Cl. SE, 7.489%, 2/15/35[3]	439,805	81,059
Series 3004, Cl. SB, 99.999%, 7/15/35[3]	2,724,981	426,195
Series 3201, Cl. SG, 5.549%, 8/15/36[3]	1,253,256	220,235
Series 3397, Cl. GS, 15.215%, 12/15/37[3]	290,316	54,586
Series 3424, Cl. EI, 7.164%, 4/15/38[3]	291,222	40,067
Series 3450, Cl. BI, 12.275%, 5/15/38[3]	3,339,412	439,387
Series 3606, Cl. SN, 4.473%, 12/15/39[3]	743,085	113,646
Series 3659, Cl. IE, 0.00%, 3/15/19[3,4]	2,724,287	204,678
Series 3685, Cl. EI, 0.00%, 3/15/19[3,4]	2,154,231	144,637
Federal National Mortgage Assn.:
3.50%, 6/18/27[5]	8,075,000	8,546,883
4.00%, 6/1/27[5]	16,685,000	17,764,311
4.50%, 6/1/22-6/25/39[5]	16,875,000	18,235,100
5.00%, 6/1/37[5]	14,447,000	15,966,196
Federal National Mortgage Assn. Pool:
4.50%, 2/1/19-12/1/20	4,229,436	4,505,516
5.00%, 12/1/17-6/1/22	7,613,544	8,110,373
5.50%, 2/1/35-5/1/36	1,159,211	1,298,614
6.00%, 6/1/30-3/1/37	8,655,107	9,782,605
6.50%, 6/1/17-1/1/34	7,026,715	7,931,668
7.00%, 11/1/17-11/1/35	5,193,523	5,963,763
7.50%, 2/1/27-8/1/33	4,454,818	5,255,607
8.00%, 12/1/22	14,791	17,051
8.50%, 7/1/32	31,896	36,845
11.00%, 7/1/16	4,598	4,740
11.50%, 11/1/15	6,288	6,325

4    Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 43.343%, 5/1/23[3]	$603,991	$120,225
Series 252, Cl. 2, 43.308%, 11/1/23[3]	303,520	62,152
Series 303, Cl. IO, 41.378%, 11/1/29[3]	2,591,323	518,848
Series 319, Cl. 2, 18.947%, 2/1/32[3]	505,614	105,301
Series 321, Cl. 2, 5.578%, 4/1/32[3]	732,598	153,106
Series 324, Cl. 2, 0.754%, 7/1/32[3]	322,048	64,905
Series 328, Cl. 2, 0.00%, 12/1/32[3,4]	1,915,657	253,356
Series 334, Cl. 12, 0.00%, 3/1/33[3,4]	1,099,893	228,445
Series 339, Cl. 7, 0.00%, 8/1/33[3,4]	905,507	164,808
Series 351, Cl. 10, 11.697%, 4/1/34[3]	786,198	140,000
Series 351, Cl. 8, 0.00%, 4/1/34[3,4]	717,268	125,776
Series 356, Cl. 10, 0.00%, 6/1/35[3,4]	535,364	97,397
Series 356, Cl. 12, 0.00%, 2/1/35[3,4]	262,984	48,615
Series 362, Cl. 13, 0.00%, 8/1/35[3,4]	459,625	68,070
Series 364, Cl. 15, 0.00%, 9/1/35[3,4]	654,261	96,718
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 12.652%, 9/1/32[6]	132,178	121,614
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1992-161, Cl. H, 7.50%, 9/25/22	1,841,400	2,119,117
Series 1993-87, Cl. Z, 6.50%, 6/25/23	498,822	559,304
Series 1999-54, Cl. LH, 6.50%, 11/25/29	381,531	424,604
Series 2001-51, Cl. OD, 6.50%, 10/25/31	1,568,449	1,736,853
Series 2001-69, Cl. PF, 1.15%, 12/25/31[2]	366,778	376,954
Series 2002-29, Cl. F, 1.15%, 4/25/32[2]	164,363	168,912
Series 2002-52, Cl. FD, 0.65%, 9/25/32[2]	251,257	253,975
Series 2002-59, Cl. F, 0.55%, 9/25/32[2]	778,520	784,200
Series 2002-60, Cl. FH, 1.15%, 8/25/32[2]	293,461	301,565
Series 2002-64, Cl. FJ, 1.15%, 4/25/32[2]	50,595	51,995
Series 2002-68, Cl. FH, 0.651%, 10/18/32[2]	97,915	98,920
Series 2003-112, Cl. AN, 4.00%, 11/25/18	617,441	649,244
Series 2003-116, Cl. FA, 0.55%, 11/25/33[2]	176,824	177,448
Series 2003-119, Cl. FK, 0.65%, 5/25/18[2]	3,801,392	3,823,100
Series 2003-130, Cl. CS, 13.80%, 12/25/33[2]	232,595	272,196
Series 2003-26, Cl. XF, 0.60%, 3/25/23[2]	867,133	871,496
Series 2003-28, Cl. KG, 5.50%, 4/25/23	1,800,280	1,969,847
Series 2005-104, Cl. MC, 5.50%, 12/25/25	2,724,766	3,007,096
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,280,000	2,600,022
Series 2006-11, Cl. PS, 24.017%, 3/25/36[2]	333,022	528,239
Series 2006-46, Cl. SW, 23.649%, 6/25/36[2]	218,002	327,834
Series 2006-50, Cl. KS, 23.65%, 6/25/36[2]	463,475	714,143
Series 2006-50, Cl. SK, 23.65%, 6/25/36[2]	957,232	1,428,829
Series 2007-9, Cl. LE, 5.50%, 3/25/37	2,000,000	2,242,396
Series 2008-14, Cl. BA, 4.25%, 3/25/23	272,692	286,667
Series 2009-114, Cl. AC, 2.50%, 12/25/23	1,265,361	1,291,472
Series 2009-70, Cl. NT, 4.00%, 8/25/19	403,917	422,043
Series 2010-43, Cl. KG, 3.00%, 1/25/21	704,136	730,760
Series 2011-15, Cl. DA, 4.00%, 3/25/41	944,576	994,241
Series 2011-3, Cl. KA, 5.00%, 4/25/40	1,785,478	1,938,256
Series 2011-88, Cl. AB, 2.50%, 9/25/26	1,094,342	1,120,695
Series 2012-20, Cl. FD, 0.55%, 3/25/42[2]	723,988	723,516

5    Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-61, Cl. SH, 27.266%, 11/18/31[3]	$600,623	$133,084
Series 2001-63, Cl. SD, 28.391%, 12/18/31[3]	249,908	50,951
Series 2001-68, Cl. SC, 19.353%, 11/25/31[3]	155,364	34,652
Series 2001-81, Cl. S, 26.218%, 1/25/32[3]	159,665	41,743
Series 2002-28, Cl. SA, 35.476%, 4/25/32[3]	159,175	34,277
Series 2002-38, Cl. SO, 47.63%, 4/25/32[3]	265,420	45,517
Series 2002-39, Cl. SD, 38.145%, 3/18/32[3]	280,524	72,726
Series 2002-41, Cl. S, 57.059%, 7/25/32[3]	951,480	205,631
Series 2002-48, Cl. S, 31.073%, 7/25/32[3]	256,243	65,796
Series 2002-52, Cl. SD, 36.837%, 9/25/32[3]	251,257	65,404
Series 2002-52, Cl. SL, 33.663%, 9/25/32[3]	162,919	40,338
Series 2002-53, Cl. SK, 37.206%, 4/25/32[3]	174,982	46,224
Series 2002-56, Cl. SN, 32.867%, 7/25/32[3]	350,137	89,816
Series 2002-77, Cl. IS, 42.742%, 12/18/32[3]	452,198	119,034
Series 2002-77, Cl. SH, 36.994%, 12/18/32[3]	231,839	52,303
Series 2002-9, Cl. MS, 27.304%, 3/25/32[3]	261,576	53,671
Series 2003-23, Cl. ES, 0.00%, 10/25/22[3,4]	120,461	979
Series 2003-25, Cl. IK, 22.839%, 4/25/33[3]	3,997,212	774,002
Series 2003-33, Cl. SP, 29.885%, 5/25/33[3]	584,982	129,079
Series 2003-4, Cl. S, 29.711%, 2/25/33[3]	366,206	91,569
Series 2005-12, Cl. SC, 11.137%, 3/25/35[3]	223,664	44,413
Series 2005-14, Cl. SE, 38.986%, 3/25/35[3]	1,655,364	270,225
Series 2005-40, Cl. SB, 55.885%, 5/25/35[3]	1,291,765	250,198
Series 2005-52, Cl. JH, 4.084%, 5/25/35[3]	704,710	110,773
Series 2005-6, Cl. SE, 17.378%, 2/25/35[3]	2,515,966	458,370
Series 2007-88, Cl. XI, 29.947%, 6/25/37[3]	885,266	129,476
Series 2008-55, Cl. SA, 16.214%, 7/25/38[3]	561,204	64,261
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	1,163,782	93,983
Series 2010-95, Cl. DI, 0.00%, 11/25/20[3,4]	3,572,029	269,387
Series 2012-40, Cl. PI, 1.543%, 4/25/41[3]	1,999,634	343,204
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1995-2B, Cl. 2IO, 18.512%, 6/15/25[3]	3,965,437	101,182

		190,264,260

GNMA/Guaranteed—0.8%
Government National Mortgage Assn. I Pool:
6.50%, 11/15/23-12/15/23	38,810	44,136
7.00%, 1/15/28-8/15/28	239,817	267,631
7.50%, 2/15/22-11/15/26	156,965	168,753
8.00%, 9/15/16-8/15/28	34,427	35,626
8.50%, 8/15/17-12/15/17	79,617	85,900
9.50%, 7/15/18-12/15/19	4,161	4,183
10.00%, 8/15/17-8/15/19	27,836	28,226
10.50%, 12/15/15-12/15/20	52,323	53,066
Government National Mortgage Assn. II Pool:
1.625%, 4/20/17[2]	5,088	5,296
7.00%, 1/20/30	51,912	61,307
11.00%, 10/20/19-7/20/20	53,800	55,125
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-6, Cl. SA, 61.729%, 3/16/28[3]	361,485	75,063
Series 2007-17, Cl. AI, 15.831%, 4/16/37[3]	2,913,097	545,834

6    Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
GNMA/Guaranteed (Continued)
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2011-52, Cl. HS, 11.119%, 4/16/41[3]	$4,785,439	$950,053
Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8.00%, 9/16/29	2,750,435	3,273,905
Series 2000-12, Cl. ZA, 8.00%, 2/16/30	669,310	785,446
Series 2009-46, Cl. HC, 5.00%, 11/20/34	62,850	63,824

		6,503,374

Non-Agency—15.2%
Commercial—14.1%
Banc of America Commercial Mortgage Trust:
Series 2006-5, Cl. AM, 5.448%, 9/10/47	2,500,000	2,689,996
Series 2006-6, Cl. AM, 5.39%, 10/10/45	3,690,000	4,006,670
BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 2.19%, 9/26/35[1,2]	977,843	1,006,364
Series 2012-RR2, Cl. 6A3, 2.761%, 9/26/35[1,2]	2,248,160	2,264,716
Series 2012-RR6, 2.404%, 11/26/36[1]	2,805,745	2,822,257
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Cl. A1, 2.41%, 10/25/35[2]	959,841	953,620
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Cl. AM, 5.568%, 10/12/41[2]	3,535,000	3,861,001
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0%, 6/22/24[3,4,7]	3,482,576	156,708
CD Commercial Mortgage Trust, Series 2006-CD2, Cl. AM, 5.352%, 1/15/46[2]	3,795,000	4,049,876
Citigroup Commercial Mortgage Trust:
Series 2008-C7, Cl. AM, 6.136%, 12/10/49[2]	3,590,000	4,048,642
Series 2013-GC11, Cl. D, 4.606%, 4/10/46[1,2]	880,000	818,669
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Cl. 1A1, 2.50%, 10/25/35[2]	4,252,587	4,189,372
Series 2012-8, Cl. 1A1, 2.692%, 10/25/35[1,2]	4,014,413	4,062,907
COMM Mortgage Trust:
Series 2006-C7, Cl. AM, 5.777%, 6/10/46[2]	3,750,000	4,051,669
Series 2012-CR4, Cl. D, 4.576%, 10/15/45[1,2]	270,000	262,804
Series 2012-CR5, Cl. E, 4.335%, 12/10/45[1,2]	420,000	399,984
Series 2013-CR7, Cl. D, 4.355%, 3/10/46[1,2]	955,000	879,510
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 2010-C1, Cl. XPA, 0.00%, 7/10/46[1,3,4]	18,804,951	632,091
Series 2012-CR5, Cl. XA, 0.00%, 12/10/45[3,4]	17,312,216	1,766,391
Countrywide Home Loans, Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	2,618,527	2,598,380
Credit Suisse Commercial Mortgage Trust:
Series 2006-C1, Cl. AJ, 5.463%, 2/15/39[2]	2,650,000	2,813,302
Series 2006-C4, Cl. AM, 5.509%, 9/15/39	2,775,000	3,008,375
Credit Suisse First Boston Commercial Trust, Series 2005-C6, Cl. AJ, 5.23%, 12/15/40[2]	2,250,000	2,357,360
Credit Suisse Mortgage Trust, Series 2009-13R, Cl. 4A1, 2.621%, 9/26/36[1,2]	354,211	358,241
DBUBS Mortgage Trust, Series 2011-LC1A, Cl. E, 5.557%, 11/10/46[1,2]	400,000	430,474
FREMF Mortgage Trust:
Series 2011-K702, Cl. B, 4.77%, 4/25/44[1,2]	1,495,000	1,618,786
Series 2012-K501, Cl. C, 3.486%, 11/25/46[1,2]	2,015,000	2,072,429
Series 2013-K25, Cl. C, 3.618%, 11/25/45[1,2]	515,000	495,081
Series 2013-K26, Cl. C, 3.60%, 12/25/45[1,2]	345,000	330,726
Series 2013-K27, Cl. C, 3.497%, 1/25/46[1,2]	530,000	502,900

7    Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
FREMF Mortgage Trust: (Continued)
Series 2013-K28, Cl. C, 3.494%, 6/25/46[1,2]	$530,000	$501,639
Series 2013-K30, Cl. C, 3.556%, 6/25/45[1,2]	855,000	809,333
Series 2013-K502, Cl. C, 3.196%, 3/25/45[1,2]	955,000	971,155
Series 2013-K712, Cl. C, 3.368%, 5/25/45[1,2]	2,800,000	2,766,226
Series 2013-K713, Cl. C, 3.165%, 4/25/46[1,2]	3,390,000	3,298,082
Series 2014-K715, Cl. C, 4.265%, 2/25/46[1,2]	565,000	573,982
GCCFC Commercial Mortgage Trust:
Series 2006-GG7, Cl. AM, 5.82%, 7/10/38[2]	405,000	440,525
Series 2007-GG9, Cl. AM, 5.475%, 3/10/39	3,750,000	4,042,626
GS Mortgage Securities Trust, Series 2006-GG6, Cl. AM, 5.598%, 4/10/38[2]	1,985,000	2,124,987
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[1,2]	1,429,710	1,347,460
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 5.25%, 7/25/35[2]	759,798	765,904
Heller Financial Commercial Mortgage Asset Corp., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2000-PH1, Cl. X, 0%, 1/17/34[1,3,4]	3,907,671	28,030
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP7, Cl. AJ, 5.863%, 4/15/45[2]	1,265,000	1,297,673
Series 2006-LDP8, Cl. AJ, 5.48%, 5/15/45[2]	1,655,000	1,769,930
JP Morgan Resecuritization Trust, Series 2009-11, Cl. 5A1, 2.621%, 9/26/36[1,2]	1,345,079	1,349,723
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Cl. D, 4.561%, 8/15/46[1,2]	855,000	814,239
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Cl. AM, 5.855%, 6/15/38[2]	2,230,000	2,427,787
Series 2007-C6, Cl. AM, 6.114%, 7/15/40[2]	3,510,000	3,913,866
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[2,7]	128,849	113,648
Merrill Lynch Mortgage Trust, Series 2006-C2, Cl. AM, 5.782%, 8/12/43[2]	1,855,000	2,022,063
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C6, Cl. E, 4.663%, 11/15/45[1,2]	810,000	788,750
Series 2013-C7, Cl. D, 4.303%, 2/15/46[1,2]	980,000	918,429
Series 2013-C8, Cl. D, 4.172%, 12/15/48[1,2]	710,000	656,463
Morgan Stanley Capital I Trust:
Series 2007-IQ13, Cl. AM, 5.406%, 3/15/44	2,700,000	2,959,240
Series 2007-IQ15, Cl. AM, 5.909%, 6/11/49[2]	1,400,000	1,549,633
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 2.054%, 11/26/36[1,2]	3,879,166	3,848,604
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.395%, 6/26/46[1,2]	1,364,946	1,379,934
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 4.89%, 5/10/63[1,2]	380,000	358,652
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C22, Cl. AM, 5.33%, 12/15/44[2]	930,000	984,629
Series 2007-C30, Cl. AM, 5.383%, 12/15/43	850,000	927,603
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR14, Cl. 1A4, 2.378%, 12/25/35[2]	206,427	200,926
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10, Cl. 1A1, 2.614%, 6/25/35[2]	3,655,093	3,739,229
Series 2006-AR8, Cl. 2A4, 2.624%, 4/25/36[2]	656,322	645,456
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR1, Cl. 1A1, 2.61%, 2/25/35[2]	3,821,405	3,860,556
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Cl. D, 4.459%, 12/15/45[1,2]	935,000	897,091
Series 2012-C7, Cl. E, 4.847%, 6/15/45[1,2]	710,000	703,518

8    Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
WF-RBS Commercial Mortgage Trust: (Continued)
Series 2012-C8, Cl. E, 4.877%, 8/15/45[1,2]	$800,000	$799,966
Series 2013-C11, Cl. D, 4.183%, 3/15/45[1,2]	416,000	393,548
Series 2013-C15, Cl. D, 4.485%, 8/15/46[1,2]	1,250,000	1,180,796
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 0%, 3/15/44[1,3,4]	13,941,298	877,124

		118,558,326

Multi-Family—0.2%
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR15, Cl. 1A2, 2.613%, 9/25/35[2]	1,092,386	1,070,934

Residential—0.9%
Banc of America Commercial Mortgage Trust, Series 2007-4, Cl. AM, 5.822%, 2/10/51[2]	2,990,000	3,359,654
Countrywide Home Loans, Series 2005-J4, Cl. A7, 5.50%, 11/25/35	2,164,584	2,274,564
Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 2.547%, 12/25/34[2]	182,619	185,697
MLCC Mortgage Investors, Inc., Series 2006-3, Cl. 2A1, 2.337%, 10/25/36[2]	1,927,619	1,915,365
RALI Trust, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	15,811	12,628

		7,747,908

Total Mortgage-Backed Obligations (Cost $311,134,059)		324,144,802

U.S. Government Obligations—10.7%
United States Treasury Nts.:
0.875%, 5/15/17	50,700,000	50,848,551
2.00%, 9/30/20	35,948,000	36,133,348
2.50%, 8/15/23[8]	3,266,000	3,295,342

Total U.S. Government Obligations (Cost $89,868,535)		90,277,241

Corporate Bonds and Notes—36.8%
Consumer Discretionary—4.9%
Auto Components—0.4%
TRW Automotive, Inc., 7.25% Sr. Unsec. Nts., 3/15/17[1]	2,705,000	3,110,750

Automobiles—1.9%
Ford Motor Credit Co. LLC, 3% Sr. Unsec. Nts., 6/12/17	8,800,000	9,191,054
Harley-Davidson Financial Services, Inc., 3.875% Sr. Unsec. Nts., 3/15/16[1]	1,340,000	1,410,264
Hyundai Capital America:
1.45% Sr. Unsec. Nts., 2/6/17[1]	2,484,000	2,496,368
1.625% Sr. Unsec. Nts., 10/2/15[1]	1,662,000	1,680,307
1.875% Unsec. Nts., 8/9/16[1]	1,000,000	1,016,665

		15,794,658

Hotels, Restaurants & Leisure—0.4%
Carnival Corp., 1.20% Sr. Unsec. Nts., 2/5/16	2,400,000	2,417,911
Hyatt Hotels Corp., 3.875% Sr. Unsec. Unsub. Nts., 8/15/16	479,000	506,085

		2,923,996

Household Durables—0.6%
Jarden Corp., 7.50% Sr. Sub. Nts., 5/1/17	1,800,000	2,056,500
Toll Brothers Finance Corp., 4% Sr. Unsec. Nts., 12/31/18	2,056,000	2,122,820

9    Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Household Durables (Continued)
Whirlpool Corp., 1.35% Sr. Unsec. Nts., 3/1/17	$545,000	$546,451

		4,725,771

Internet & Catalog Retail—0.2%
QVC, Inc., 3.125% Sr. Sec. Nts., 4/1/19[1]	2,000,000	2,027,824

Media—0.7%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50% Sr. Unsec. Nts., 3/1/16	1,900,000	1,990,932
Historic TW, Inc., 8.05% Sr. Unsec. Nts., 1/15/16	344,000	380,142
Time Warner Cable, Inc., 5% Sr. Unsec. Nts., 2/1/20	1,850,000	2,091,116
WPP Finance UK, 8% Sr. Unsec. Nts., 9/15/14	1,437,000	1,466,842

		5,929,032

Specialty Retail—0.2%
Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19	1,900,000	2,080,500

Textiles, Apparel & Luxury Goods—0.5%
Hanesbrands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 12/15/20	1,900,000	2,068,625
Levi Strauss & Co., 7.625% Sr. Unsec. Nts., 5/15/20	1,900,000	2,061,500

		4,130,125

Consumer Staples—1.5%
Food & Staples Retailing—0.4%
Kroger Co., 1.20% Sr. Unsec. Nts., 10/17/16	1,000,000	1,003,751
Safeway, Inc., 3.40% Sr. Unsec. Nts., 12/1/16	2,000,000	2,113,302

		3,117,053

Food Products—0.5%
Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts., 6/15/19	1,650,000	2,078,371
Tyson Foods, Inc., 6.60% Sr. Unsec. Nts., 4/1/16	1,900,000	2,092,668

		4,171,039

Personal Products—0.2%
Avon Products, Inc., 4.60% Sr. Unsec. Nts., 3/15/20	2,000,000	2,070,272

Tobacco—0.4%
Lorillard Tobacco Co., 8.125% Sr. Unsec. Nts., 6/23/19	1,650,000	2,067,107
Reynolds American, Inc., 6.75% Sr. Unsec. Nts., 6/15/17	1,124,000	1,299,970

		3,367,077

Energy—6.5%
Energy Equipment & Services—1.4%
Cameron International Corp., 1.15% Sr. Unsec. Nts., 12/15/16	3,250,000	3,258,157
Nabors Industries, Inc., 6.15% Sr. Unsec. Nts., 2/15/18	1,800,000	2,053,557
Noble Holding International Ltd., 2.50% Sr. Unsec. Nts., 3/15/17	500,000	512,175
Seadrill Ltd., 6.125% Sr. Unsec. Nts., 9/15/17[1]	2,000,000	2,105,000
Weatherford International LLC, 6.35% Sr. Unsec. Nts., 6/15/17	3,070,000	3,495,705

		11,424,594

10    Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels—5.1%
Access Midstream Partners LP/ACMP Finance Corp., 5.875% Sr. Unsec. Nts., 4/15/21	$2,000,000	$2,142,500
Chesapeake Energy Corp., 3.25% Sr. Unsec. Nts., 3/15/16	2,000,000	2,017,500
CNOOC Nexen Finance 2014 ULC, 1.625% Sr. Unsec. Nts., 4/30/17	2,853,000	2,877,496
DCP Midstream LLC, 9.75% Sr. Unsec. Nts., 3/15/191	1,300,000	1,674,977
DCP Midstream Operating LP:
2.50% Sr. Unsec. Unsub. Nts., 12/1/17	1,300,000	1,338,204
2.70% Sr. Unsec. Nts., 4/1/19	1,596,000	1,618,095
Devon Energy Corp., 1.20% Sr. Unsec. Nts., 12/15/16	3,250,000	3,268,704
EQT Corp., 5.15% Sr. Unsec. Nts., 3/1/18	2,000,000	2,187,828
Kodiak Oil & Gas Corp., 8.125% Sr. Unsec. Nts., 12/1/19	1,900,000	2,118,500
Oasis Petroleum, Inc., 7.25% Sr. Unsec. Nts., 2/1/19	2,000,000	2,140,000
Origin Energy Finance Ltd., 3.50% Sr. Unsec. Nts., 10/9/18[1]	2,154,000	2,233,702
Phillips 66, 2.95% Sr. Unsec. Nts., 5/1/17	1,611,000	1,687,993
Pioneer Natural Resources Co., 6.65% Sr. Unsec. Nts., 3/15/17	2,490,000	2,823,951
Range Resources Corp., 6.75% Sr. Sub. Nts., 8/1/20	1,900,000	2,066,250
Regency Energy Partners LP/Regency Energy Finance Corp., 6.875% Sr. Unsec. Nts., 12/1/18	1,900,000	2,014,000
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15[7]	2,149,000	2,175,863
Spectra Energy Partners LP:
2.95% Sr. Unsec. Nts., 9/25/18	2,000,000	2,078,752
4.60% Sr. Unsec. Nts., 6/15/21	1,000,000	1,100,850
Tennessee Gas Pipeline Co. LLC, 8% Sr. Unsec. Nts., 2/1/16	1,914,000	2,148,610
Williams Partners LP, 3.80% Sr. Unsec. Nts., 2/15/15	3,100,000	3,167,906

		42,881,681

Financials—11.7%
Capital Markets—2.1%
Credit Suisse, New York, 2.30% Sr. Unsec. Nts., 5/28/19	4,000,000	4,019,932
Macquarie Bank Ltd., 2% Sr. Unsec. Nts., 8/15/16[1]	3,400,000	3,460,027
Morgan Stanley, 2.50% Sr. Unsec. Nts., 1/24/19	3,250,000	3,303,693
Nomura Holdings, Inc., 2% Sr. Unsec. Nts., 9/13/16	3,190,000	3,240,833
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Bonds, Series 1[2,9]	3,500,000	3,740,625

		17,765,110

Commercial Banks—3.8%
Credit Agricole SA, 6.637% Jr. Sub. Perpetual Bonds[1,2,9]	3,625,000	3,844,766
Fifth Third Bancorp, 2.30% Sr. Unsec. Nts., 3/1/19	3,000,000	3,017,982
HSBC Finance Capital Trust IX, 5.911% Unsec. Sub. Nts., 11/30/35[2]	4,500,000	4,707,000
Lloyds Bank plc, 6.50% Sub. Nts., 9/14/20[1]	900,000	1,052,928
Lloyds Banking Group plc, 5.92% Jr. Sub. Perpetual Bonds[1,2,9]	2,100,000	2,142,000
Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds[2,7,9]	2,700,000	2,862,000
Regions Financial Corp., 5.75% Sr. Unsec. Nts., 6/15/15	1,544,000	1,620,111
Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds, Series U2,9	2,300,000	2,449,500
Societe Generale SA, 5.922% Jr. Sub. Perpetual Bonds[1,2,9]	1,900,000	2,049,625
SunTrust Banks, Inc., 2.50% Sr. Unsec. Nts., 5/1/19	4,000,000	4,044,768

11    Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Zions Bancorporation, 4% Sr. Unsec. Nts., 6/20/16	$3,806,000	$3,993,975

		31,784,655

Consumer Finance—0.2%
Ally Financial, Inc., 4.75% Sr. Unsec. Nts., 9/10/18	1,900,000	2,023,500

Diversified Financial Services—1.1%
Bank of America Corp., 2.60% Sr. Unsec. Nts., 1/15/19	3,225,000	3,276,455
Citigroup, Inc., 2.50% Sr. Unsec. Nts., 9/26/18	3,300,000	3,354,925
McGraw Hill Financial, Inc., 5.90% Sr. Unsec. Nts., 11/15/17	2,000,000	2,229,494

		8,860,874

Insurance—2.5%
AIA Group Ltd., 2.25% Sr. Unsec. Nts., 3/11/19[1]	2,000,000	2,004,372
AXA Equitable Life Insurance Co., 7.70% Sub. Nts., 12/1/15[1]	2,000,000	2,188,352
AXIS Specialty Finance plc, 2.65% Sr. Unsec. Nts., 4/1/19	2,000,000	2,027,726
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Nts., 4/20/67[2]	3,500,000	3,570,000
Pricoa Global Funding I, 2.20% Sec. Nts., 5/16/19[1]	3,400,000	3,424,857
Swiss Re Capital I LP, 6.854% Jr. Sub. Perpetual Bonds[1,2,9]	4,400,000	4,722,300
ZFS Finance USA Trust V, 6.50% Jr. Sub. Nts., 5/9/37[2,7]	3,040,000	3,260,400

		21,198,007

Real Estate—0.1%
Ventas Realty LP, 1.25% Sr. Unsec. Nts., 4/17/17	815,000	816,127

Real Estate Investment Trusts (REITs)—1.9%
American Tower Corp., 5.05% Sr. Unsec. Unsub. Nts., 9/1/20	2,000,000	2,176,588
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2% Sr. Unsec. Nts., 2/6/17[1]	3,755,000	3,782,239
Boston Properties LP, 5% Sr. Unsec. Nts., 6/1/15	1,807,000	1,885,691
Brandywine Operating Partnership LP, 7.50% Sr. Unsec. Nts., 5/15/15	1,395,000	1,481,646
Host Hotels & Resorts LP, 5.875% Sr. Unsec. Nts., 6/15/19	2,350,000	2,538,592
Mack-Cali Realty LP, 5.80% Sr. Unsec. Nts., 1/15/16	2,000,000	2,141,270
Prologis LP, 5.625% Sr. Unsec. Nts., 11/15/16	1,805,000	2,028,815

		16,034,841

Health Care—1.7%
Health Care Equipment & Supplies—0.5%
Boston Scientific Corp., 6.25% Sr. Unsec. Nts., 11/15/15	420,000	452,809
CareFusion Corp., 1.45% Sr. Unsec. Nts., 5/15/17	2,125,000	2,126,789
DENTSPLY International, Inc., 2.75% Sr. Unsec. Nts., 8/15/16	1,878,000	1,943,858

		4,523,456

Health Care Providers & Services—0.3%
Omnicare, Inc., 7.75% Sr. Sub. Nts., 6/1/20	1,850,000	2,007,250

Pharmaceuticals—0.9%
Hospira, Inc., 6.05% Sr. Unsec. Nts., 3/30/17	1,900,000	2,105,609
Mallinckrodt International Finance SA, 3.50% Sr. Unsec. Nts., 4/15/18	2,050,000	2,050,000
Mylan, Inc., 1.80% Sr. Unsec. Nts., 6/24/16	3,355,000	3,406,771

		7,562,380

12    Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Industrials—2.8%
Aerospace & Defense—0.3%
Huntington Ingalls Industries, Inc., 6.875% Sr. Unsec. Nts., 3/15/18	$1,900,000	$2,033,000
L-3 Communications Corp., 1.50% Sr. Unsec. Nts., 5/28/17	553,000	554,760
Textron, Inc., 6.20% Sr. Unsec. Nts., 3/15/15	154,000	160,742

		2,748,502

Building Products—0.2%
Masco Corp., 5.85% Sr. Unsec. Nts., 3/15/17	1,900,000	2,104,250

Commercial Services & Supplies—0.5%
Clean Harbors, Inc., 5.25% Sr. Unsec. Unsub. Nts., 8/1/20	2,130,000	2,193,900
Pitney Bowes, Inc., 4.75% Sr. Unsec. Nts., 5/15/18	1,988,000	2,143,935

		4,337,835

Industrial Conglomerates—0.5%
GE Capital Trust I, 6.375% Sub. Nts., 11/15/67[2]	3,900,000	4,348,500

Machinery—0.3%
CNH Capital LLC, 3.25% Sr. Unsec. Nts., 2/1/17	1,000,000	1,025,000
Xylem, Inc., 3.55% Sr. Unsec. Nts., 9/20/16	1,600,000	1,688,214

		2,713,214

Professional Services—0.3%
Nielsen Finance LLC/Nielsen Finance Co., 4.50% Sr. Unsec. Nts., 10/1/20	2,120,000	2,157,100

Road & Rail—0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50% Sr. Unsec. Nts., 3/15/16[1]	1,500,000	1,545,816
3.375% Sr. Unsec. Nts., 3/15/18[1]	1,500,000	1,572,816

		3,118,632

Trading Companies & Distributors—0.3%
International Lease Finance Corp., 5.875% Sr. Unsec. Unsub. Nts., 4/1/19	2,000,000	2,192,500

Information Technology—2.0%
Internet Software & Services—0.2%
IAC/InterActiveCorp, 4.875% Sr. Unsec. Nts., 11/30/18	1,915,000	2,015,538

IT Services—0.6%
Affiliated Computer Services, Inc., 5.20% Sr. Unsec. Nts., 6/1/15	1,500,000	1,566,907
Fidelity National Information Services, Inc.:
1.45% Sr. Unsec. Nts., 6/5/17	1,641,000	1,644,333
7.875% Sr. Unsec. Nts., 7/15/20	1,500,000	1,599,039

		4,810,279

Semiconductors & Semiconductor Equipment—0.6%
Altera Corp., 1.75% Sr. Unsec. Nts., 5/15/17	2,400,000	2,427,590
NXP BV/NXP Funding LLC, 3.50% Sr. Unsec. Nts., 9/15/16[1]	2,100,000	2,155,125

		4,582,715

13    Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Technology Hardware, Storage & Peripherals—0.6%
Hewlett-Packard Co., 2.65% Sr. Unsec. Unsub. Nts., 6/1/16	$3,535,000	$3,659,033
Seagate HDD Cayman, 3.75% Sr. Unsec. Nts., 11/15/18[1]	1,600,000	1,652,000

		5,311,033

Materials—1.3%
Containers & Packaging—0.2%
Sealed Air Corp., 8.125% Sr. Unsec. Nts., 9/15/19[1]	1,850,000	2,058,125

Metals & Mining—1.1%
FMG Resources August 2006 Pty Ltd., 6% Sr. Unsec. Nts., 4/1/17[1]	1,100,000	1,141,937
Freeport-McMoRan Copper & Gold, Inc., 2.375% Sr. Unsec. Nts., 3/15/18	2,250,000	2,282,692
Plains Exploration & Production Co., 8.625% Sr. Unsec. Nts., 10/15/19	1,500,000	1,616,250
Steel Dynamics, Inc., 7.625% Sr. Unsec. Nts., 3/15/20	1,850,000	1,995,688
Xstrata Finance Canada Ltd., 2.05% Sr. Unsec. Nts., 10/23/15[1]	2,100,000	2,129,016

		9,165,583

Telecommunication Services—1.7%
Diversified Telecommunication Services—1.7%
CenturyLink, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/20	2,100,000	2,236,500
Frontier Communications Corp., 8.50% Sr. Unsec. Nts., 4/15/20	1,830,000	2,143,387
Telecom Italia Capital SA, 7.175% Sr. Unsec. Nts., 6/18/19	1,900,000	2,208,750
Telefonica Emisiones SAU, 5.877% Sr. Unsec. Nts., 7/15/19	2,900,000	3,360,680
T-Mobile USA, Inc., 5.25% Sr. Unsec. Nts., 9/1/18	2,100,000	2,212,875
Windstream Corp., 7.875% Sr. Unsec. Nts., 11/1/17	1,850,000	2,141,375

		14,303,567

Utilities—2.7%
Electric Utilities—1.2%
EDP Finance BV, 6% Sr. Unsec. Nts., 2/2/18[1]	1,850,000	2,037,775
Entergy Texas, Inc., 3.60% Sec. Nts., 6/1/15	509,000	523,098
Great Plains Energy, Inc., 6.875% Sr. Unsec. Nts., 9/15/17	1,368,000	1,543,753
Iberdrola Finance Ireland Ltd., 5% Sr. Unsec. Nts., 9/11/19[1]	2,000,000	2,255,474
NextEra Energy Capital Holdings, Inc., 7.875% Sr. Unsec. Nts., 12/15/15	532,000	589,408
PPL WEM Holdings plc, 3.90% Sr. Unsec. Nts., 5/1/16[1]	3,250,000	3,416,351

		10,365,859

Gas Utilities—0.4%
Florida Gas Transmission Co. LLC, 4% Sr. Unsec. Nts., 7/15/15[1]	3,050,000	3,149,033

Independent Power and Renewable Electricity Producers—0.4%
Dayton Power & Light Co., 1.875% Sr. Sec. Nts., 9/15/16[1]	3,172,000	3,235,189

Multi-Utilities—0.7%
CenterPoint Energy, Inc., 5.95% Sr. Unsec. Nts., 2/1/17	2,175,000	2,441,379
CMS Energy Corp., 6.55% Sr. Unsec. Nts., 7/17/17	2,200,000	2,526,352
PG&E Corp., 2.40% Sr. Unsec. Nts., 3/1/19	1,280,000	1,297,580

		6,265,311

Total Corporate Bonds and Notes (Cost $302,023,459)		309,313,337

14    Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Shares	Value
Investment Company—5.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%10,11 (Cost $43,665,598)	43,665,598	$43,665,598

Total Investments, at Value (Cost $881,553,103)	107 .5%	903,797,130

Liabilities in Excess of Other Assets	(7 .5)	(62,906,615)

Net Assets	100 .0%	$840,890,515

Footnotes to Statement of Investments

*	May 30, 2014 represents the last business day of the Fund’s reporting period. See accompanying Notes.

1.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $193,533,860 or 23.02% of the Fund’s net assets as of May 30, 2014.
2.	Represents the current interest rate for a variable or increasing rate security.
3.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $15,503,412 or 1.84% of the Fund’s net assets as of May 30, 2014.
4.	Interest rate is less than 0.0005%.
5.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after May 30, 2014. See accompanying Notes.
6.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $121,614 or 0.01% of the Fund’s net assets as of May 30, 2014.
7.	Restricted security. The aggregate value of restricted securities as of May 30, 2014 was $8,568,619, which represents 1.02% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0%, 6/22/24	4/21/97-6/21/97	$749,293	$156,708	$(592,585)
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24	1/28/02	126,247	113,648	(12,599)
Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds	6/24/13	2,673,000	2,862,000	189,000
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15	8/2/13-5/20/14	2,157,123	2,175,863	18,740

15    Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

ZFS Finance USA Trust V, 6.50% Jr. Sub. Nts., 5/9/37	2/20/14	3,249,850	3,260,400	10,550

		$8,955,513	$8,568,619	$(386,894)

8.	All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $2,951,278. See accompanying Notes.
9.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.
10.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 30, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares August 30, 2013[a]	Gross Additions	Gross Reductions	Shares May 30, 2014
Oppenheimer Institutional Money Market Fund, Cl. E	—	151,703,546	108,037,948	43,665,598

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$43,665,598	$10,970

a.	August 30, 2013 represents the last business day of the Fund’s 2013 fiscal year. See accompanying Notes.
11.	Rate shown is the 7-day yield as of May 30, 2014.

Futures Contracts as of May 30, 2014

Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
United States Treasury Long Bonds	CBT	Buy	9/19/14	60	$8,248,125	$81,121
United States Treasury Nts., 10 yr.	CBT	Sell	9/19/14	930	116,729,536	(428,245)
United States Treasury Nts., 2 yr.	CBT	Buy	9/30/14	373	81,972,576	(4,825)
United States Treasury Nts., 5 yr.	CBT	Sell	9/30/14	76	9,101,594	9,414

						$(342,535)

Glossary:
Exchange Abbreviations
CBT	Chicago Board of Trade

16    Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS    May 30, 2014*    Unaudited

Oppenheimer Limited-Term Bond Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Quarterly and Annual Periods. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of May 30, 2014, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$71,466,435
Sold securities	9,631,540

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the

17    Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

18    Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

19    Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These

20    Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of May 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$136,396,152	$—	$136,396,152
Mortgage-Backed Obligations	—	324,144,802	—	324,144,802
U.S. Government Obligations	—	90,277,241	—	90,277,241
Corporate Bonds and Notes	—	309,313,337	—	309,313,337
Investment Company	43,665,598	—	—	43,665,598

Total Investments, at Value	43,665,598	860,131,532	—	903,797,130
Other Financial Instruments:
Variation margin receivable	155,682	—	—	155,682

Total Assets	$43,821,280	$860,131,532	$—	$903,952,812

Liabilities Table
Other Financial Instruments:
Other Financial Instruments:
Variation margin payable	(30,845)	—	—	(30,845)

Total Liabilities	$(30,845)	$—	$—	$(30,845)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

21    Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

	Transfers into Level 2*	Transfers Out of Level 3*
Assets Table
Investments, at Value:
Mortgage-Backed Obligations	$131,585	$(131,585)

*	Transferred from Level 3 to Level 2 due to the availability of market data for this security.

Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than

22    Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures

23    Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended May 30, 2014, the Fund had an ending monthly average market value of $69,368,086 and $269,946,352 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Statement of Investments and the Statement of Assets and Liabilities in the annual and semiannual reports. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

24    Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

The Fund has purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate decreases relative to the preset interest rate.

During the period ended May 30, 2014, the Fund had an ending monthly average market value of $15 on purchased swaptions.

As of May 30, 2014 the Fund did not hold any swaption contracts.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

As of May 30, 2014, the Fund has not required certain counterparties to post collateral.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

25    Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

26    Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Restricted Securities

As of May 30, 2014, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$881,561,343
Federal tax cost of other investments	(35,267,419)

Total federal tax cost	$846,293,924

Gross unrealized appreciation	$26,152,709
Gross unrealized depreciation	(4,259,924)

Net unrealized appreciation	$21,892,785

27    Oppenheimer Limited-Term Bond Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Bond Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 7/9/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 7/9/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 7/9/2014